UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: __12/31/1999_______________ Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Coen & Densmore, Inc.
Address: 109 1/2 Church Street
	    PO Box 727_________
	    Charleston, SC 29402

Form 13F File Number: 28-_3078_______
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: _Richard E. Coen
Title: President
Phone: 843-577-7783______________________________
Signature, Place, and Date of Signing:
____________________ _____________________________ __________
[Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: _____0_____
Form 13F Information Table Entry Total: ___30________
Form 13F Information Table Value Total: $___105347____
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No. Form 13F File Number 				Name
____ 28-_3078___________ 				_______________
[Repeat as necessary.]

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHRS OR	SH/	INVEST DISCR
			(X$1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE


Sun Microsystems, Inc. COM 866810104 9,824 126,867 SH SOLE 126,867 0
Microsoft Corp. COM 594918104 9,599 82,221 SH SOLE 82,221 0
Home Depot (The), Inc.COM 437076102 7,482 108,822 SH SOLE 108,822 0
Amgen, Inc. COM 031162100 7,134 118,780 SH SOLE 118,780 0
Costco Wholesale Corp. COM 22160K105 6,434 70,515 SH SOLE 70,515 0 Coca-Cola Co. COM 191216100 5,522 94,800 SH SOLE 94,800 0
Nokia Corp. SPONSORED ADS 654902204 5,434 28,440 SH SOLE 28,440 0
American Express Co. COM 025816109 5,223 31,414 SH SOLE 31,414 0
Motorola Inc. COM 620076109 4,630 31,440 SH SOLE 31,440 0
Biogen, Inc. COM 090597105 4,533 53,640 SH SOLE 53,640 0
Dollar General Corp. COM 256669102 4,425 194,519 SH SOLE 194,519 0
Vodafone AirTouch Group PLC SPONSORED ADS 92857T107 4,312 87,110 SH SOLE
87,110 0
Dayton Hudson Corp. COM 239753106 3,840 52,290 SH SOLE 52,290 0
Medtronic, Inc. COM 585055106 3,647 100,078 SH SOLE 100,078 0
MCI WorldCom, Inc. COM 55268B106 3,394 63,960 SH SOLE 63,960 0
Time Warner Inc. COM 887315109 3,345 46,260 SH SOLE 46,260 0
Sprint Corp. COM 852061100 2,388 35,472 SH SOLE 35,472 0
Merck & Co., Inc. COM 589331107 2,370 35,274 SH SOLE 35,274 0
Alltel Corp. COM 020039103 2,183 26,396 SH SOLE 26,396 0
Johnson & Johnson COM 478160104 2,120 22,738 SH SOLE 22,738 0
Walgreen Co. COM 931422109 2,042 69,800 SH SOLE 69,800 0
Sprint Corp. PCS Group COM 852061506 915 8,928 SH SOLE 8,928 0
Exxon Mobil Corp. COM 30231G102 906 11,252 SH SOLE 11,252 0
General Electric Co. COM 369604103 872 5,632 SH SOLE 5,632 0
Bestfoods COM 08658U101 722 13,740 SH SOLE 13,740 0
Enron Corp. COM 293561106 710 16,000 SH SOLE 16,000 0
Lincoln National Corp. COM 534187109 480 12,000 SH SOLE 12,000  0
Basin Exploration Inc. COM 070107107 350 19,850 SH SOLE 19,850  0
Pfizer Inc. COM 717081103 302 9,300 SH SOLE 9,300 0
Wachovia Corp. COM 929771103 210 3,091 SH SOLE 3,091 0














105,347